Note 11 - Finance Cost and Income - Interest Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash and cash equivalents	R$ 233.4	R$ 241.5	R$ 425.9
Investment securities held for trading	26.9	51.1	149.6
Other receivables	198.5	221.0
	R$ 458.8	R$ 513.6	R$ 575.5